UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10335

Name of Fund: BlackRock New Jersey Municipal Income Trust (BNJ)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New Jersey Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2017

Date of reporting period: 10/31/2016

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2016 (Unaudited)	BlackRock New Jersey Municipal Income Trust (BNJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 135.5%
Corporate — 9.6%
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 1/01/37 (a)(b)	$1,790	$70,437
County of Salem New Jersey Pollution Control Financing Authority, Refunding RB, Atlantic City Electric, Series A, 4.88%, 6/01/29	2,400	2,605,752
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT, Series B, 5.63%, 11/15/30	5,160	5,910,264
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, AMT:
Series A, 5.70%, 10/01/39	1,500	1,668,705
Series B, 5.60%, 11/01/34	1,275	1,419,789

		11,674,947
County/City/Special District/School District — 29.9%
Casino Reinvestment Development Authority, Refunding RB, 5.25%, 11/01/44	5,630	5,777,844
City of Bayonne New Jersey, GO, Refunding, Qualified General Improvement (BAM):
5.00%, 7/01/33	490	571,688
5.00%, 7/01/35	755	874,683
City of Margate New Jersey, GO, Refunding, Improvement, 5.00%, 1/15/28	1,085	1,237,562
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 7/01/45 (c)	1,990	2,055,769
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/28	1,440	1,904,616
5.50%, 10/01/29	2,630	3,507,473
County of Hudson New Jersey Improvement Authority, RB, Harrison Parking Facility Project, Series C (AGC):
5.25%, 1/01/39	2,000	2,161,480
5.38%, 1/01/44	2,400	2,585,184
County of Mercer New Jersey Improvement Authority, RB, Courthouse Annex Project, 5.00%, 9/01/40	775	902,309

Municipal Bonds	Par (000)	Value
New Jersey (continued)
County/City/Special District/School District (continued)
County of Middlesex New Jersey, COP, Refunding, Civic Square IV Redevelopment, 5.00%, 10/15/31	$1,000	$1,246,770
County of Union New Jersey Improvement Authority, LRB, Guaranteed Lease, Family Court Building Project, 5.00%, 5/01/42	740	862,781
County of Union New Jersey Utilities Authority, Refunding RB, Solid Waste System, County Deficiency Agreement, Series A, 5.00%, 6/15/41	2,185	2,430,070
Monroe Township Board of Education Middlesex County, GO, Refunding, 5.00%, 3/01/38	860	1,001,805
New Brunswick New Jersey Parking Authority, Refunding RB, City Guaranteed, Series A (BAM), 5.00%, 9/01/39	380	446,766
New Jersey EDA, RB, Kapkowski Road Landfill Project, Series B, AMT, 6.50%, 4/01/31	5,000	5,982,350
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/01/28	2,500	3,046,400

		36,595,550
Education — 26.0%
Atlantic County Improvement Authority, RB, Stockton University Atlantic City, Series A, 4.00%, 7/01/46	500	518,670
New Jersey EDA, RB:
Leap Academy Charter School, Series A, 6.00%, 10/01/34	185	190,265
Leap Academy Charter School, Series A, 6.20%, 10/01/44	140	143,774
MSU Student Housing Project Provide, 5.88%, 6/01/42	1,500	1,659,690
Team Academy Charter School Project, 6.00%, 10/01/33	1,490	1,712,099
New Jersey EDA, Refunding RB, Greater Brunswick Charter School, Inc. Project, Series A (c):
5.63%, 8/01/34	415	435,264
5.88%, 8/01/44	290	305,257

BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	OCTOBER 31, 2016	1

Schedule of Investments (continued)	BlackRock New Jersey Municipal Income Trust (BNJ)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (continued)
New Jersey Educational Facilities Authority, RB, Higher Educational Capital Improvement Fund, Series A, 5.00%, 9/01/32	$2,070	$2,276,565
New Jersey Educational Facilities Authority, Refunding RB:
City of New Jersey University Issue, Series D, 4.00%, 7/01/34	355	377,074
College of New Jersey, Series D (AGM), 5.00%, 7/01/18 (d)	500	534,260
College of New Jersey, Series D (AGM), 5.00%, 7/01/18 (d)	2,300	2,457,205
Georgian Court University, Series D, 5.00%, 7/01/33	250	255,465
Kean University, Series A, 5.50%, 9/01/36	2,060	2,278,401
Montclair State University, Series A, 5.00%, 7/01/44	4,570	5,218,529
Montclair State University, Series B, 5.00%, 7/01/34	585	694,951
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	660	732,989
Ramapo College, Series B, 5.00%, 7/01/42	265	295,417
Series F, 4.00%, 7/01/35	190	203,855
University of Medicine & Dentistry, Series B, 7.50%, 6/01/19 (d)	1,450	1,686,307
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.75%, 12/01/29	1,655	1,842,793
Series 1A, 5.00%, 12/01/25	345	362,288
Series 1A, 5.00%, 12/01/26	225	235,793
Series 1A, 5.25%, 12/01/32	500	536,700
New Jersey Institute of Technology, RB, Series A:
5.00%, 7/01/40	1,000	1,147,490
5.00%, 7/01/42	500	573,905
5.00%, 7/01/45	1,345	1,523,656

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (continued)
Rutgers — The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	$3,145	$3,644,678

		31,843,340
Health — 13.0%
New Jersey EDA, Refunding RB, Lions Gate Project, 5.25%, 1/01/44	430	460,414
New Jersey Health Care Facilities Financing Authority, RB:
Hospitall Asset Transformation Program, Series A, 5.25%, 10/01/18 (d)	525	568,612
Hospitall Asset Transformation Program, Series A, 5.25%, 10/01/38	1,825	1,930,284
Meridian Health System Obligated Group, Series I (AGC), 5.00%, 7/01/38	700	736,953
Robert Wood Johnson University Hospital, Series A, 5.50%, 7/01/43	750	875,812
Virtua Health, Series A (AGC), 5.50%, 7/01/38	1,250	1,379,162
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 7/01/21 (d)	1,045	1,271,964
AHS Hospital Corp., 6.00%, 7/01/21 (d)	900	1,095,471
Princeton Healthcare System, 5.00%, 7/01/39	835	967,364
RWJ Barnabas Health Obligated Group, 4.00%, 7/01/43 (e)	465	478,899
RWJ Barnabas Health Obligated Group, Series A, 5.00%, 7/01/43 (e)	1,235	1,417,372
St. Barnabas Health Care System, Series A, 5.63%, 7/01/21 (d)	580	697,003
St. Barnabas Health Care System, Series A, 5.63%, 7/01/21 (d)	1,605	1,928,777
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	1,295	1,314,516

2	BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock New Jersey Municipal Income Trust (BNJ)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (continued)
New Jersey Health Care Facilities Financing Authority, Refunding RB (continued):
St. Joseph’s Healthcare System Obligated Group, 4.00%, 7/01/34	$120	$124,282
St. Joseph’s Healthcare System Obligated Group, 5.00%, 7/01/41	200	223,372
St. Joseph’s Healthcare System Obligated Group, 4.00%, 7/01/48	450	452,493

		15,922,750
Housing — 3.7%
New Jersey Housing & Mortgage Finance Agency, RB:
M/F Housing, Series A, 4.75%, 11/01/29	1,185	1,248,540
S/F Housing, Series AA, 6.38%, 10/01/28	150	154,872
S/F Housing, Series AA, 6.50%, 10/01/38	105	108,276
S/F Housing, Series CC, 5.00%, 10/01/34	745	775,224
Newark Housing Authority, RB, M/F Housing, Series A, 5.00%, 12/01/30	2,000	2,276,860

		4,563,772
State — 10.1%
Garden State Preservation Trust, RB, CAB, Series B (AGM), 0.00%, 11/01/26 (f)	6,000	4,640,880
New Jersey EDA, RB:
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	1,365	1,638,764
School Facilities Construction (AGC), 5.50%, 12/15/34	1,065	1,147,229
New Jersey EDA, Refunding RB, Cigarette Tax:
5.00%, 6/15/26	810	892,174
(AGM), 5.00%, 6/15/22	2,940	3,370,916

Municipal Bonds	Par (000)	Value
New Jersey (continued)
State (continued)
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/28	$600	$647,322

		12,337,285
Transportation — 42.2%
Delaware River Port Authority of Pennsylvania & New Jersey, RB:
5.00%, 1/01/40	1,380	1,586,476
Series D, 5.00%, 1/01/40	800	885,736
New Jersey EDA, RB, Private Activity Bond, Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	5,000	5,681,050
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 1/01/38	4,075	4,658,621
Series A, 5.00%, 1/01/43	500	569,615
Series E, 5.25%, 1/01/40	1,970	2,121,158
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AGM), 0.00%, 12/15/32 (f)	4,000	2,108,960
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 6/15/30 (e)	625	693,438
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 6/15/30 (e)	1,535	1,597,229
Transportation Program, Series AA, 5.00%, 6/15/38	2,850	3,080,252
Transportation Program, Series AA, 5.25%, 6/15/41	1,560	1,738,261
Transportation System, 6.00%, 12/15/38	945	1,027,054
Transportation System, Series A, 6.00%, 6/15/35	4,135	4,727,959
Transportation System, Series A, 5.88%, 12/15/38	1,770	1,919,087
Transportation System, Series A, 5.50%, 6/15/41	2,000	2,204,240
Transportation System, Series A (AGC), 5.50%, 12/15/38	1,000	1,070,710
Transportation System, Series AA, 5.50%, 6/15/39	2,260	2,536,375

BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	OCTOBER 31, 2016	3

Schedule of Investments (continued)	BlackRock New Jersey Municipal Income Trust (BNJ)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Transportation (continued)
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, Special Project:
Series 6, AMT (NPFGC), 5.75%, 12/01/22	$6,000	$6,130,140
Series 8, 6.00%, 12/01/42	1,430	1,656,541
Port Authority of New York & New Jersey, Refunding ARB, Consolidated:
152nd Series, AMT, 5.75%, 11/01/30	1,000	1,068,470
166th Series, 5.25%, 7/15/36	4,000	4,619,400

		51,680,772
Utilities — 1.0%
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC), 0.00%, 9/01/33 (f)	2,000	1,187,680
Total Municipal Bonds — 135.5%		165,806,096

Municipal Bonds Transferred to Tender Option Bond Trusts (g)
New Jersey — 25.7%
County/City/Special District/School District — 5.9%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 5/01/51	780	929,822
County of Union New Jersey Utilities Authority, Refunding LRB, Resource Recovery Facility, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	5,710	6,297,217

		7,227,039
Education — 1.4%
Rutgers — The State University of New Jersey, RB, Series F, 5.00%, 5/01/19 (d)	1,501	1,649,425
State — 5.2%
New Jersey EDA, RB, School Facilities Construction (AGC):
6.00%, 12/15/18 (d)	2,958	3,273,033
6.00%, 12/15/34	42	46,317

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value
New Jersey (continued)
State (continued)
New Jersey EDA, Refunding RB, Series NN, School Facilities Construction, 5.00%, 3/01/29 (h)	$2,787	$3,064,503

		6,383,853
Transportation — 13.2%
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 1/01/38 (h)	4,700	5,373,134
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC), 5.00%, 12/15/32	2,000	2,072,640
Series B, 5.25%, 6/15/36 (h)	2,501	2,740,502
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/41	3,497	3,843,920
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	2,039	2,153,148

		16,183,344
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 25.7%		31,443,661
Total Long-Term Investments (Cost — $182,088,038) — 161.2%		197,249,757

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.44% (i)(j)	1,923,833	1,924,026
Total Short-Term Securities (Cost — $1,923,833) — 1.5%		1,924,026
Total Investments (Cost — $184,011,871*) — 162.7%		199,173,783
Other Assets Less Liabilities — 0.2%		233,627
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (14.6)%		(17,926,778)
VMTP Shares, at Liquidation Value — (48.3)%		(59,100,000)

Net Assets Applicable to Common Shares — 100.0%		$122,380,632

4	BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock New Jersey Municipal Income Trust (BNJ)

*	As of October 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$166,282,164

Gross unrealized appreciation	$16,951,807
Gross unrealized depreciation	(1,950,097)

Net unrealized appreciation	$15,001,710

Notes to Schedule of Investments

(a)	Issuer filed for bankruptcy and/or is in default.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	When-issued security.

(f)	Zero-coupon bond.

(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(h)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between June 15, 2019 to September 1, 2020, is $7,519,842.

(i)	During the period ended October 31, 2016, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at October 31, 2016	Value at October 31, 2016	Income	Realized Gain
BlackRock Liquidity Funds, MuniCash, Institutional Class	1,695,856	227,977	1,923,833	$1,924,026	$624	$13

(j)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(1)	5-Year U.S. Treasury Note	December 2016	$120,797	$905
(22)	10-Year U.S. Treasury Note	December 2016	$2,851,750	40,215
(14)	Long U.S. Treasury Bond	December 2016	$2,278,062	86,081
(2)	Ultra U.S. Treasury Bond	December 2016	$351,875	17,889
Total				$145,090

BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	OCTOBER 31, 2016	5

Schedule of Investments (continued)	BlackRock New Jersey Municipal Income Trust (BNJ)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or nontransferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its annual report.

6	BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	OCTOBER 31, 2016

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Income Trust (BNJ)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$197,249,757	—	$197,249,757
Short-TermSecurities	$1,924,026	—	—	1,924,026

Total	$1,924,026	$197,249,757		$199,173,783

Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$145,090	—	—	$145,090
[1] See above Schedule of Investments for values in each sector.
[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$2,018	—	—	$2,018
Cash pledged for futures contracts	92,750	—	—	92,750
Liabilities:
TOB Trust Certificates	—	$(17,889,909)	—	(17,889,909)
VMTP Shares at Liquidation Value	—	(59,100,000)	—	(59,100,000)

Total	$94,768	$(76,989,909)	—	$(76,895,141)

During the period ended October 31, 2016, there were no transfers between levels.

BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	OCTOBER 31, 2016	7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New Jersey Municipal Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock New Jersey Municipal Income Trust

Date: December 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock New Jersey Municipal Income Trust

Date: December 20, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock New Jersey Municipal Income Trust

Date: December 20, 2016